Condensed Financial Information Condensed Financial Information (Parent Company) (Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Condensed Financial Statements, Captions [Line Items]
Percent of cash savings included in tax receivable agreement	86.00%
Effective Income Tax Reconciliation, Tax Cuts and Jobs Act of 2017, Amount	$ (803,000)	$ 0	$ 0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due to Related Parties	333,148	16,745
Effective Income Tax Reconciliation, Tax Cuts and Jobs Act of 2017, Amount	$ (222,000)
Spinoff
Condensed Financial Statements, Captions [Line Items]
Due to Related Parties				$ 553,000
Spinoff | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due to Related Parties		$ 0